Share-based payment	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
Share-based payment

Note 13 - Share-based payment

A.	Option plan

The Company has adopted the Saverone 2014 Ltd. 2015 Share Incentive Plan (the “Plan”), under which the Company is entitled to grant options, restricted shares and restricted share units to designated participants to purchase ordinary shares of the Company, par value NIS 0.01 each. Under the Plan, options forfeited or cancelled prior to their expiration date, become available for future grants. Unless stipulated otherwise by the Company’s Board of Directors, the unexercised options will expire 10-years period following the grant date. The Plan is subject to article 102 of the Israeli Income Tax Ordinance (New Version) - 1961 (the “Income Tax Ordinance”), as part of the equity track with a trustee. As of December 31, 2022, the Company has 173,481 options available for future grants.

B.	Grants

2020

During the year ended December 31, 2020, the Company’s Board of Directors approved an allotment of 395,804 options, exercisable into shares of the Company, to several grantees, including the Company’s CEO. Each option is exercisable into one ordinary share of the Company, par value NIS 0.01, over a vesting terms set out by the Company’s Board of Directors, against a cash exercise price of between NIS 0.03 - NIS 23.466 per share (subject to standard adjustments). The fair value of benefit in respect of the grant was estimated at an amount of NIS 3,342 which will be carried to profit and loss over the vesting period.

2021

During the year ended December 31, 2021, the Company’s Board of Directors (or the shareholders at a general meeting to the extent that such approval was required) approved an allotment of 140,000 options exercisable into shares of the Company, to several grantees, including the Company’s CEO. Each option is exercisable into one ordinary share of the Company par value NIS 0.01, over a vesting terms as determined by the Company’s Board of Directors, against a cash exercise price of between NIS 25.23 - NIS 36 per share (subject to standard adjustments). The fair value of the benefit in respect of the grant was estimated at an amount of NIS 2,109 which be carried to profit and loss over the vesting period.

2022

During the year ended December 31, 2022, the Company’s Board of Directors approved an allotment of 1,031,000 options exercisable into shares of the Company, to several grantees. Each option is exercisable into one ordinary share of the Company par value NIS 0.01, over a vesting terms as determined by the Company’s Board of Directors, against a cash exercise price of between NIS 1.639 per share (subject to standard adjustments). The fair value of the benefit in respect of the grant was estimated at an amount of NIS 876 which will be carried to profit and loss over the vesting period.

The fair value of the options granted, as above, was estimated using the Black and Scholes model. The parameters used in calculating the model were as follows:

	2022 grants	2021 grants	2020 grants

Price per share	NIS 1.477	NIS 24.1 - 28.5	NIS 5.4 - 29.8
Exercise price	NIS 1.639	NIS 25.2 - 36	NIS 0.03 - 23.466
Expected volatility (%)	46	48	48
Expected term (in years)	10	10	10
Risk-free interest (%)	2.97	1.53	1.53
Expected dividend rate (%)	-	-	-

The following table presents additional information relating to the share-based payment under the Plan:

	2022		2021		2020
	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price

Outstanding at the beginning of the year	795,519	10.61	662,501	5.64	301,995	5.77
Granted	1,031,000	1.639	140,000	34.93	395,804	6.40
Forfeited	-	-	(6,982)	21.30	(8,287)	12.12
Exercised	-	-	-	-	(27,011)	1.12
Outstanding at the end of the year	1,826,519	5.74	795,519	10.61	662,501	5.64
Exercisable at the end of the year	651,277	8.81	516,135	6.17	381,173	4.40

As of December 31, 2022, there was NIS 1,114 of unrecognized compensation expense related to unvested share options. The Company recognizes compensation expense over the requisite service periods, which results in a weighted average period of approximately 2.8 years over which the unrecognized compensation expense is expected to be recognized.